Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 15. Fair Value Measurements

The following summarizes our financial assets and liabilities measured at fair value on a recurring basis as of December 31 (in millions of dollars):

	2013
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$12,129	$1,215	$—	$13,344
Restricted cash	333	—	—	333
Derivatives:
Currency forwards and swaps	—	119	—	119
Commodity swaps and options	—	8	6	14

Total	$12,462	$1,342	$6	$13,810

Liabilities:
Derivatives:
Currency forwards and swaps	$—	$15	$—	$15
Commodity swaps and options	—	11	3	14

Total	$—	$26	$3	$29

	2012
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$10,685	$929	$—	$11,614
Restricted cash	371	—	—	371
Derivatives:
Currency forwards and swaps	—	6	—	6
Commodity swaps	—	18	12	30

Total	$11,056	$953	$12	$12,021

Liabilities:
Derivatives:
Currency forwards and swaps	$—	$44	$—	$44
Commodity swaps	—	8	3	11

Total	$—	$52	$3	$55

During the years ended December 31, 2013 and 2012, there were no transfers between Level 1 and Level 2 or into or out of Level 3.

We enter into over-the-counter currency forward and swap contracts to manage our exposure to risk relating to changes in foreign currency exchange rates. We estimate the fair value of currency forward and swap contracts by discounting future net cash flows derived from market-based expectations for exchange rates to a single present value.

We enter into over-the-counter commodity swaps and options to manage our exposure to risk relating to changes in market prices of various commodities. Swap contracts are fair valued by discounting future net cash flows derived from market-based expectations for commodity prices to a single present value. Options contracts are fair valued using variations of the Black Scholes option pricing model. For certain commodities within our portfolio, market-based expectations of these prices are less observable, and alternative sources are used to develop these inputs. We have classified these commodity swaps as Level 3 within the fair value hierarchy.

We take into consideration credit valuation adjustments on both assets and liabilities taking into account credit risk of our counterparties and non-performance risk as described in Note 16, Derivative Financial Instruments and Risk Management.

The following summarizes the changes in Level 3 items measured at fair value on a recurring basis (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Derivatives Assets (Liabilities):
Balance at beginning of the period	$9	$(35)	$41
Total realized and unrealized gains (losses):
Included in Net Income (Loss) (1)	8	(30)	39
Included in Other Comprehensive Income (Loss)(2)	(3)	45	(83)
Settlements (3)	(11)	29	(32)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Fair value at end of the period	$3	$9	$(35)

Changes in unrealized losses relating to instruments held at end of period (1)	$—	$—	$—

(1)	The related realized and unrealized gains (losses) are recognized in Cost of Sales in the accompanying Consolidated Statements of Income.
(2)	The related realized and unrealized gains (losses) are recognized in Derivatives, net in the accompanying Consolidated Statements of Comprehensive Income (Loss).
(3)	There were no purchases, issuances or sales during the years ended December 31, 2013, 2012 and 2011.

The following summarizes the unobservable inputs related to Level 3 items measured at fair value on a recurring basis as of December 31, 2013:

	Net Asset (in millions of dollars)	Valuation Technique	Unobservable Input	Range	Unit of Measure
Commodity swaps	$3	Discounted	Platinum forward points	$ 0.27 — $10.02	Per troy ounce
		cash flow	Palladium forward points	$ 0.15 — $ 5.31	Per troy ounce
			Natural gas forward points	$(0.15) — $ 0.29	Per giga-joule

The forward points that were used in the valuation of platinum, palladium and certain natural gas contracts were deemed unobservable. Significant increases or decreases in any of the unobservable inputs in isolation would not significantly impact our fair value measurements.

The carrying amounts and estimated fair values of our financial instruments as of December 31 were as follows (in millions of dollars):

	2013		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$13,344	$13,344	$11,614	$11,614
Restricted cash	333	333	371	371
Financial liabilities (1)	12,301	13,407	12,603	13,643
Derivatives:
Included in Prepaid Expenses and Other Assets and Advances to Related Parties and Other Financial Assets	133	133	36	36
Included in Accrued Expenses and Other Liabilities	29	29	55	55

(1)	The fair value of financial liabilities includes $6.5 billion measured utilizing Level 2 inputs and $6.9 billion measured utilizing Level 3 inputs at December 31, 2013.

The estimated fair values have been determined by using available market information and valuation methodologies as described below. Considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that we could realize in a current market exchange. The use of different market assumptions or valuation methodologies may have a material effect on the estimated fair values.

The methods and assumptions used to estimate the fair value of financial instruments are consistent with the definition presented in the accounting guidance for fair value measurements and are as follows:

Cash and cash equivalents, including restricted cash

The carrying value of cash and cash equivalents approximates fair value due to the short maturity of these instruments and consists primarily of money market funds, certificates of deposit, commercial paper, time deposits and bankers’ acceptances.

Financial liabilities

We estimate the fair values of our financial liabilities using quoted market prices where available. Where market prices are not available, we estimate fair value by discounting future cash flows using market interest rates, adjusted for non-performance risk over the remaining term of the financial liability.

Derivative instruments

The fair value of derivative instruments are based on pricing models or formulas using current estimated cash flow and discount rate assumptions.